Average Annual Total Returns{- Treasury Portfolio} - 03.31 FIMM Funds Select Combo PRO-09 - Treasury Portfolio - Select Class - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.32%	0.97%	0.49%